UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 6290

Smith Barney World Funds, Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: October 31

Date of reporting period: January 31, 2006

ITEM 1.	SCHEDULE OF INVESTMENTS

SMITH BARNEY WORLD FUNDS, INC.

INTERNATIONAL ALL CAP GROWTH PORTFOLIO

FORM N-Q

JANUARY 31, 2006

INTERNATIONAL ALL CAP GROWTH PORTFOLIO

Schedule of Investments (unaudited)	January 31, 2006

SHARES	SECURITY	VALUE
COMMON STOCKS - 98.7%
Australia - 2.9%
184,000	Babcock & Brown Ltd.	$2,528,077
70,825	Macquarie Bank Ltd.	3,666,161

	Total Australia	6,194,238

Denmark - 1.2%
46,000	Novo Nordisk A/S, Class B Shares	2,577,241

Finland - 2.7%
306,500	Nokia Oyj	5,607,814

France - 7.0%
300,000	Altran Technologies SA*	4,070,165
42,912	Essilor International SA	3,748,280
25,652	Groupe Danone	2,797,308
15,326	Total SA	4,233,151

	Total France	14,848,904

Germany - 4.2%
33,717	BASF AG	2,658,597
15,000	SAP AG	3,072,683
91,955	Stada Arzneimittel AG	3,186,008

	Total Germany	8,917,288

Greece - 1.3%
33,717	EFG Eurobank Ergasias	1,254,287
61,303	Piraeus Bank SA	1,466,674

	Total Greece	2,720,961

Hong Kong - 3.0%
177,000	Hutchison Whampoa Ltd.	1,809,475
920,000	Li & Fung Ltd.	1,707,877
300,500	Swire Pacific Ltd., Class A Shares	2,798,908

	Total Hong Kong	6,316,260

Ireland - 6.3%
122,606	Bank of Ireland	2,104,617
5	CRH PLC	155
739,562	Grafton Group PLC*	8,676,179
123,965	Irish Continental Group PLC	1,686,381
193,105	United Drug PLC	877,994

	Total Ireland	13,345,326

Italy - 1.4%
153,258	Saipem SpA	3,053,716

Japan - 26.8%
63,000	Aisin Seiki Co. Ltd.	2,339,222
55,000	Canon Inc.	3,331,480
60,500	Daikin Industries Ltd.	1,992,771
55,000	Fanuc Limited	4,860,760
69,300	Honda Motor Co., Ltd.	3,948,650
86,000	Hoya Corp.	3,458,100
500	Mitsubishi UFJ Financial Group Inc.	7,229,328
25,800	Nidec Corp.	2,372,845
595	NTT Data Corp.	2,967,746
19,700	Orix Corp.	5,115,241
2,900	Rakuten Inc.	2,481,071
44,100	Seven & I Holdings Co., Ltd.*	1,871,378
250,000	Sharp Corp.	4,587,843
77,000	Shin-Etsu Chemical Co., Ltd.	4,393,977
107,300	Terumo Corp.	3,075,288

See Notes to Schedule of Investments.

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INTERNATIONAL ALL CAP GROWTH PORTFOLIO

Schedule of Investments (unaudited) (continued)	January 31, 2006

SHARES	SECURITY	VALUE
Japan - 26.8% (continued)
79,000	Trend Micro Inc.	$2,642,683

	Total Japan	56,668,383

Mexico - 2.4%
858,200	Wal-Mart de Mexico SA de CV	4,999,997

Netherlands - 2.4%
91,955	ING Groep NV, CVA	3,283,265
53,472	Royal Dutch Shell PLC, Class A Shares	1,821,466

	Total Netherlands	5,104,731

Norway - 1.0%
166,100	Stolt Offshore SA*	2,096,214

South Korea - 0.1%
6,000	Lotte Shopping Co., Ltd., GDR (a)(b)*	124,020

Spain - 2.5%
274,025	Indra Sistemas SA	5,300,135

Sweden - 2.1%
128,600	Atlas Copco AB, Class A Shares	3,019,494
391,000	Telefonaktiebolaget LM Ericsson, Class B Shares	1,409,232

	Total Sweden	4,428,726

Switzerland - 12.9%
119,641	Mettler-Toledo International Inc.*	6,926,017
9,502	Nestle SA	2,787,273
66,821	Novartis AG	3,669,301
55,000	Roche Holding AG	8,690,551
49,043	UBS AG	5,332,429

	Total Switzerland	27,405,571

United Kingdom - 17.3%
87,051	BOC Group PLC	2,298,821
472,035	BP PLC	5,685,963
643,684	Capita Group PLC	4,900,472
81,955	Rio Tinto PLC	4,186,839
1,234,303	Serco Group PLC	6,917,124
214,561	Smith & Nephew PLC	2,133,379
741,768	Tesco PLC	4,203,183
459,774	Tomkins PLC	2,513,113
1,840,938	Vodafone Group PLC	3,870,832

	Total United Kingdom	36,709,726

United States - 1.2%
153,674	News Corp., Class B Shares	2,541,768

	TOTAL COMMON STOCKS (Cost - $115,776,356)	208,961,019

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $115,776,356)	208,961,019

See Notes to Schedule of Investments.

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INTERNATIONAL ALL CAP GROWTH PORTFOLIO

Schedule of Investments (unaudited) (continued)	January 31, 2006

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENT - 1.3%
Repurchase Agreement - 1.3%
$2,684,000	State Street Bank & Trust Co., dated 1/31/06, 3.970% due 2/1/06; Proceeds at maturity - $2,684,296; (Fully collateralized by U.S. Treasury Bond, 6.125% due 8/15/29; Market value - $2,742,743) (Cost - $2,684,000)	$2,684,000

	TOTAL INVESTMENTS - 100.0% (Cost - $118,460,356#)	211,645,019
	Other Assets in Excess of Liabilities - 0.0%	80,788

	TOTAL NET ASSETS - 100.0%	$211,725,807

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Directors (See Note 1).

(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

CVA—	Certificaaten van aandelen (Share Certificates)
GDR—	Global Depositary Receipt

Summary of Investments by Sector*
Information Technology	19.4%
Industrials	17.2%
Financials	16.4%
Health Care	13.2%
Consumer Discretionary	8.4%
Energy	8.0%
Consumer Staples	7.9%
Materials	6.4%
Telecommunication Services	1.8%
Repurchase Agreement	1.3%

100.0%

*	As a percentage of total investments.

See Notes to Schedule of Investments.

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Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The International All Cap Growth Portfolio (the “Fund”), is a separate diversified investment fund of the Smith Barney World Funds, Inc. (the “Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Concentration Risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At January 31, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$93,546,506
Gross unrealized depreciation	(361,843)

Net unrealized appreciation	$93,184,663

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ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Smith Barney World Funds, Inc.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	March 30, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	March 30, 2006

By	/s/ JAMES M. GIALLANZA
James M. Giallanza
Chief Financial Officer

Date	March 30, 2006